Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	R$ 2,774,024	R$ 2,680,716
Current receivables from taxes other than income tax	1,156,355	1,428,658
Non-current receivables from taxes other than income tax	1,617,669	1,252,058
Value added tax on sales and services i c m s normal pperations member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	410,138	291,424
I c m s credits from property plant and equipment member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	302,940	224,308
Social integration program p i s and social contribution on revenue member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	560,002	250,491
P i s and c o f i n s credits from property plant and equipment member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	546,427	447,476
R e i n t e g r a program member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	20,504	21,764
Federal supervenience member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	153,960	948,448
Other taxes recoverable member | Parent companys member
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	68,514	89,205
Other taxes recoverable member | Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	131,867	59,579
Value added tax i v a member | Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Receivables from taxes other than income tax	R$ 579,672	R$ 348,021